Accounts Receivable, Net	12 Months Ended
Dec. 31, 2019
Accounts Receivable Net [Abstract]
Accounts Receivable, Net

NOTE 5 - ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	December 31, 2019	December 31, 2018
Accounts receivable	$12,786	$15,931
Less: Provision for doubtful accounts	(1,495)	(1,495)

Accounts receivable, net	$11,291	$14,436

Charges to provisions for doubtful accounts are summarized as follows:

Allowance for doubtful receivables	Balance at beginning of period	Charges to costs and expenses	Amount utilized	Balance at end of period
Year ended December 31, 2019	$(1,495)	$—	$—	$(1,495)
Year ended December 31, 2018	$(1,495)	$—	$—	$(1,495)
Year ended December 31, 2017	$—	$(1,495)	$—	$(1,495)

Concentration of credit risk with respect to accounts receivable is limited due to the Company’s large number of customers, who are internationally dispersed and have a variety of end markets in which they sell. Due to these factors, management believes that no additional credit risk beyond amounts provided for collection losses is inherent in the Company’s trade receivables. For the year ended December 31, 2019, three customers accounted for 25.9%, 12.3% and 10.9%, respectively, of our total revenues. For the year ended December 31, 2018, one customer accounted for 24.5% of the Company’s revenue and for the year ended December 31, 2017, two customers accounted for 26.8% and 12.0%, respectively, of the Company’s revenue.